Statements of Changes in Stockholders' Equity (Deficiency) (Parenthetical) - USD ($)	Dec. 31, 2018	Jun. 04, 2018	Dec. 31, 2017
Net offering cost			$ 880,679
Initial Public Offering [Member]
Net offering cost	$ 2,542,555	$ 2,542,555